SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Net loss attributable to Seamless Group Inc.	$ 998,238	$ (462,567)
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses			$ (25,539,467)	$ (18,163,856)
Finance costs, net			(8,200,112)	(11,539,349)
Loss before income tax			(15,611,931)	(12,131,597)
Income tax expenses			(113,782)	(753,703)
Net loss attributable to Seamless Group Inc.			(16,678,135)	(14,849,199)
Other comprehensive income (loss)
Foreign currency translation adjustments			2,402	26,245
Total comprehensive loss			(15,723,311)	(12,859,055)
Parent Company [Member] | Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses			(4,988,848)	(639,125)
Finance costs, net			(7,454,838)	(10,636,110)
Share of results from subsidiaries			(4,234,448)	(3,573,964)
Loss before income tax			(16,678,134)	(14,849,199)
Income tax expenses
Net loss attributable to Seamless Group Inc.			(16,678,134)	(14,849,199)
Other comprehensive income (loss)
Foreign currency translation adjustments			4,529	26,245
Total comprehensive loss			$ (16,673,605)	$ (14,822,954)